Material Accounting Policies - Schedule of Intangible Assets Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2024
Software [Member]
Schedule of Intangible Assets Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Trademark use rights [Member] | Mininum [Member]
Schedule of Intangible Assets Estimated Useful Lives [Line Items]
Estimated useful lives	1 year
Trademark use rights [Member] | Maximum [Member]
Schedule of Intangible Assets Estimated Useful Lives [Line Items]
Estimated useful lives	5 years